SEGMENT AND GEOGRAPHICAL INFORMATION - Revenues (Details) - USD ($) $ in Thousands		12 Months Ended
		Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue	[1]	$ 1,060,113	$ 783,279	$ 844,836
Affiliated entity
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue from related parties		283,300	225,900	231,200
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		427,111	227,499	235,606
France
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		80,872	88,454	125,366
Italy
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		126,195	83,957	41,882
Rest of world
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenue		$ 425,935	$ 383,369	$ 441,982

[1]	We have related-party transactions with TCL Zhonghuan Renewable Energy Technology Co. Ltd (formerly known as Tianjin Zhonghuan Semiconductor Co., Ltd), SunPower and TotalEnergies S.E. and its affiliates as well as unconsolidated entities in which we have a direct equity investment. These related-party transactions are recorded within the “Revenue,” “Cost of revenue,” “Operating expenses: Research and development and Sales, general and administrative,” and “Other expense, net: Interest expense” financial statement line items in our Consolidated and Combined Statements of Operations (see Note 3, Note 4 and Note 10).